Employee Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($) yr
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	86
Present value of funded obligations	$ 7,506,000,000	$ 7,044,000,000
Employee benefit net	2,971,000,000	3,004,000,000
Fair value of the plan assets	446,000,000
Increase in employee benefit net liability	458,000,000
Actual return on plans assets resulting to gain	$ 472,000,000	$ 546,000,000	$ 42,000,000
Weighted average duration of the benefit benefit obligation | yr	13.8	14.0	14.4
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 118,000,000	$ 77,000,000	$ 90,000,000
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	64
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	18
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 230,000,000
Net liability recognized in the balance sheet	$ 0
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,900,000,000
Deferred [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1,600,000,000
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	4,900,000,000
Funded Defined Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	311,000,000
Unfunded Defined Benefit Plans and Post-Retirement Medical Plans [Member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 79,000,000